Investment Objectives and Goals - Simplify DBi CTA Managed Futures Index ETF	Feb. 04, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY DBi CTA MANAGED FUTURES INDEX ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify DBi CTA Managed Futures Index ETF (the “Fund” or “SDMF”) seeks long-term capital appreciation.